Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events	10. Subsequent Event Subsequent to September 30, 2016, the Company sold 500,000 shares of common stock for 20 cents per share for total proceeds of $100,000.	9. Subsequent Events Subsequent to year end 49,999 shares were issued and sold by the Company for 10 cents per share.